Loans Receivable (Details 8) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Mortgage loans:
Total mortgage loans	$ 767,537	$ 925,062
1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	335,260	339,635
5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	30,149	59,831
Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	291,410	343,933
Construction and Development [Member]
Mortgage loans:
Total mortgage loans	110,718	181,663
Missouri [Member]
Mortgage loans:
Total mortgage loans	247,521	290,035
Missouri [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	132,459	135,518
Missouri [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	17,319	35,918
Missouri [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	41,306	47,953
Missouri [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	56,437	70,646
Kansas [Member]
Mortgage loans:
Total mortgage loans	103,628	183,322
Kansas [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	41,320	40,808
Kansas [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	457	5,842
Kansas [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	15,278	34,356
Kansas [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	46,573	102,316
Texas [Member]
Mortgage loans:
Total mortgage loans	68,657	72,279
Texas [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	21,519	19,004
Texas [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	5,583	6,399
Texas [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	41,555	46,876
Texas [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Colorado [Member]
Mortgage loans:
Total mortgage loans	44,140	47,855
Colorado [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	5,035	5,452
Colorado [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	1,595	1,686
Colorado [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	37,510	40,717
Colorado [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
California [Member]
Mortgage loans:
Total mortgage loans	28,503	26,139
California [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	20,719	19,122
California [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
California [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	7,784	7,017
California [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Arizona [Member]
Mortgage loans:
Total mortgage loans	17,396	25,646
Arizona [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	10,242	9,905
Arizona [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	478
Arizona [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	4,377	11,367
Arizona [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	2,777	3,896
Georgia [Member]
Mortgage loans:
Total mortgage loans	17,815
Georgia [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	4,226
Georgia [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	847
Georgia [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	12,742
Georgia [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0
Oklahoma [Member]
Mortgage loans:
Total mortgage loans		25,346
Oklahoma [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans		2,880
Oklahoma [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans		3,862
Oklahoma [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans		18,604
Oklahoma [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans		0
Florida [Member]
Mortgage loans:
Total mortgage loans	23,523	25,036
Florida [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	14,459	14,212
Florida [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	872
Florida [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	7,313	7,470
Florida [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	1,751	2,482
Illinois [Member]
Mortgage loans:
Total mortgage loans	20,205	20,011
Illinois [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	5,069	6,504
Illinois [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	192
Illinois [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	11,956	11,217
Illinois [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	3,180	2,098
North Carolina [Member]
Mortgage loans:
Total mortgage loans	16,932	19,309
North Carolina [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	6,967	7,698
North Carolina [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
North Carolina [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	9,965	11,611
North Carolina [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Ohio [Member]
Mortgage loans:
Total mortgage loans	16,614	16,850
Ohio [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	2,865	3,159
Ohio [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
Ohio [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	13,749	13,691
Ohio [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Indiana [Member]
Mortgage loans:
Total mortgage loans	16,398	15,916
Indiana [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	2,001	2,069
Indiana [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
Indiana [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	14,397	13,847
Indiana [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Washington [Member]
Mortgage loans:
Total mortgage loans	14,470	15,300
Washington [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	5,463	5,796
Washington [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	0	0
Washington [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	9,007	9,504
Washington [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	0	0
Other [Member]
Mortgage loans:
Total mortgage loans	131,735	142,018
Other [Member] | 1-4 Residential Family [Member]
Mortgage loans:
Total mortgage loans	62,916	67,508
Other [Member] | 5 or More Residential Family [Member]
Mortgage loans:
Total mortgage loans	4,348	4,582
Other [Member] | Commercial Real Estate [Member]
Mortgage loans:
Total mortgage loans	64,471	69,703
Other [Member] | Construction and Development [Member]
Mortgage loans:
Total mortgage loans	$ 0	$ 225